Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties-current:	$ 6,555	$ 4,240
Due from related parties non-current:	15,821	11,239
Due to related parties-current :	366	1,037
Kamsarmax pool
Related Party Transaction [Line Items]
Due from related parties-current:	3,977	2,579
Due from related parties non-current:	5,080	4,606
Ultramax pool
Related Party Transaction [Line Items]
Due from related parties-current:	2,578	1,661
Due from related parties non-current:	10,741	6,633
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due to related parties-current :	0	507
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due to related parties-current :	69	209
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties-current :	$ 297	$ 321